Auditor's remuneration	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Auditor's remuneration
5. Auditor’s remuneration

	2021 $m	2020 $m	2019 $m
Audit of the Financial Statements	3.7	3.0	3.0
Audit of subsidiaries	3.4	3.3	3.2
Audit-related assurance services	0.2	0.2	0.2
Other assurance services a	0.7	1.1	1.3
Other non-audit services not covered by the above	–	0.1	0.1
	8.0	7.7	7.8

a	In 2020, excluded fees of $0.2m which had not been incurred as at 31 December 2020.
In 2021, auditor’s remuneration was paid to PricewaterhouseCoopers LLP; in 2020 and 2019 auditor’s remuneration was paid to Ernst & Young LLP.
Audit fees in respect of the pension scheme were not material.
Under SEC regulations, the auditor’s remuneration of $8.0m (2020: $7.7m, 2019: $7.8m) is required to be presented as follows: audit $7.3m (2020: $6.5m, 2019: $6.4m); other audit-related $0.7m (2020: $1.1m, 2019: $1.3m); and all other fees $nil (2020: $0.1m, 2019: $0.1m).